UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.    Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Cambiar Aggressive Value ETF

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2023

The Fund files its complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2023 (UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.1%

	Shares	Value
CANADA — 9.6%
Cenovus Energy	125,200	$2,103,360
Suncor Energy	76,258	2,388,400

		4,491,760

FRANCE — 5.0%
Airbus ADR	66,354	2,325,044

GERMANY — 8.2%
Bayer ADR	139,286	2,275,933
SAP ADR	11,538	1,560,745

		3,836,678

NETHERLANDS — 3.7%
ING Groep ADR	139,286	1,724,361

UNITED KINGDOM — 7.9%
BAE Systems ADR	22,928	1,188,588
Shell ADR	39,796	2,466,556

		3,655,144

UNITED STATES — 64.7%
Air Lease	46,030	1,851,327
Alphabet *	16,908	1,814,905
American Express	8,972	1,447,542
Applied Materials	8,954	1,012,071
Bristol-Myers Squibb	21,000	1,402,170
Centene *	24,774	1,707,672
Constellation Brands	6,964	1,598,029
Corteva	18,888	1,154,435
Energy Transfer	203,825	2,625,266
Goldman Sachs Group	5,655	1,942,153
Intercontinental Exchange	12,938	1,409,336

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
Laboratory Corp of America Holdings	7,656	$1,735,692
Liberty Media -Liberty Formula One Cl, C *	34,821	2,513,728
NOV	95,000	1,591,250
Raytheon Technologies	13,929	1,391,507
Sysco	20,893	1,603,329
TE Connectivity	13,904	1,701,432
Uber Technologies *	52,560	1,631,988

		30,133,832

TOTAL COMMON STOCK (Cost $39,529,660)		46,166,819

TOTAL INVESTMENTS — 99.1% (Cost $39,529,660)		$46,166,819

Percentages are based on Net Assets of $46,583,014.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2023 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

Aggressive Value ETF Fund

Assets:
Cost of securities	$39,529,660

Investments in securities, at value	$46,166,819
Cash equivalents	154,468
Receivable for investment securities sold	1,948,579
Receivable due from Investment Adviser	5,300
Dividends receivable	102,898
Receivable for dividend tax reclaims	69,462

Total Assets	48,447,526

Liabilities:
Payable for investment securities purchased	1,836,567
Audit fees payable	7,510
Payable due to custodian	2,725
Payable due to administrator	2,111
Payable due to trustees	1,540
Chief Compliance Officer fees payable	466
Other accrued expenses	13,593

Total Liabilities	1,864,512

Net Assets	$46,583,014

Net Assets:
Paid-in Capital	$56,151,282
Total distributable loss	(9,568,268)

Net Assets	$46,583,014

Net Assets	$46,583,014
Total shares outstanding at end of period	1,955,325
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$23.82

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
FOR THE YEAR ENDED
APRIL 30, 2023 (UNAUDITED)

STATEMENT OF OPERATIONS

Aggressive Value ETF Fund

Investment Income
Dividends	$471,524
Interest	26,640
Less: Foreign Taxes Withheld	(59,299)

Total Investment Income	438,865

Expenses
Investment Advisory Fees	174,116
Shareholder Servicing Fees - Investor Class Shares	19,151
Administration Fees	12,408
Trustees’ Fees	3,401
Chief Compliance Officer Fees	900
Transfer Agent Fees	26,180
Registration & Filing Fees	21,323
Audit Fees	15,876
Legal Fees	13,385
Custodian Fees	6,226
Printing Fees	3,832
Pricing Fees	3,403
Other Expenses	6,737

Total Expenses	306,938

Less:
Investment Advisory Fees Waiver	(106,740)
Fees Paid Indirectly (Note 3)	(543)

Net Expenses	199,655

Net Investment Income	239,210

Net Realized Gain on Investments(1)	2,319,662
Net Realized Loss on Foreign Currency Transactions	(106)
Net Change in Unrealized Appreciation on Investments	2,142,188
Net Change in Appreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	6,416

Net Gain on Investments	4,468,160

Net Increase in Net Assets from Operations	$4,707,370

(1) Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to the Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$239,210	$342,983
Net Realized Gain (Loss) on Investments(1)	2,319,662	(1,128,482)
Net Realized Loss on Forward Foreign Currency Contracts and Foreign Currency Transactions	(106)	(5,166)
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,142,188	(6,468,313)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other
Assets and Liabilities Denominated in Foreign Currencies	6,416	(7,877)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,707,370	(7,266,855)

Distributions:	(291,761)	(173,024)

Capital Share Transactions:
Issued	342,632	861,747
Reinvestment of Dividends	287,762	170,432
Redemption Fees — Note 2	—	1,053
Redeemed	(1,919,845)	(3,829,952)

Net Decrease in Net Assets from Capital Share Transactions	(1,289,451)	(2,796,720)

Total Increase (Decrease) in Net Assets	3,126,158	(10,236,599)

Net Assets:
Beginning of period	43,456,856	53,693,455

End of period	$46,583,014	$43,456,856

Share Transactions:
Issued	14,381	38,148
Reinvestment of Dividends	13,009	6,739
Redeemed	(81,793)	(165,448)

Net Decrease in Shares Outstanding	(54,403)	(120,561)

Amounts designated as “—“ are $0 or have been rounded to $0.

(1) Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to the Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Cambiar Aggressive Value ETF
	Period November 1,	Year ended October 31,

	2022 to April
	30, 2023	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Year	$21.62	$25.20	$17.11	$18.73	$17.50	$19.67
Income (Loss) from Operations:
Net Investment Income(1)	0.12	0.17	0.03	0.15	0.22	0.13
Net Realized and Unrealized Gain (Loss)	2.23	(3.67)	8.16	(1.51)	1.15	(2.24)

Total from Operations	2.35	(3.50)	8.19	(1.36)	1.37	(2.11)

Dividends and Distributions:
Net Investment Income	(0.15)	(0.08)	(0.10)	(0.26)	(0.14)	(0.06)

Total Dividends and Distributions	(0.15)	(0.08)	(0.10)	(0.26)	(0.14)	(0.06)

Redemption Fees(1)	—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net Asset Value, End of Year	$23.82	$21.62	$25.20	$17.11	$18.73	$17.50

Total Return†	10.90%	(13.93)%	47.96%	(7.44)%	8.04%	(10.76)%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$46,583	$43,457	$53,693	$37,808	$54,735	$80,479
Ratio of Expenses to Average Net Assets	0.88%*	1.05%	1.00%	1.05%	1.16%	1.13%
Ratio of Expenses to Average Net Assets (Excluding
Waivers, Expense Reimbursements and Fees Paid Indirectly)	1.35%*	1.34%	1.22%	1.29%	1.32%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.05%*	0.72%	0.13%	0.86%	1.26%	0.68%
Portfolio Turnover Rate	35%**	103%	112%	135%	92%	87%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2023 (UNAUDITED)

NOTES TO THE FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) was organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 portfolios. The financial statements herein are those of the Cambiar Aggressive Value ETF which is considered to be non-diversified.

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the Predecessor Fund (the “Reorganization”). After being approved by shareholders of the Predecessor Fund, the Reorganization became effective on February 13, 2023. As a result of the Reorganization, shareholders of the Predecessor Fund received shares of the Fund, and the Fund assumed the performance and accounting history of the Predecessor Fund.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate the fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Fund. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Board and were implemented through a Fair Value Committee designated by the Board.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Fund’s Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2023 (UNAUDITED)

established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedure, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of April 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2023, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2023 (UNAUDITED)

Swap Contracts — The Fund is authorized to enter into various contracts, including total return swaps and equity swap contracts, for the purposes of capitalizing on valuation anomalies that exist in the market. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a long position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have increased or decreased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks, less a floating rate of interest on the notional amount of the swap. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the swap. All of these components are reflected in the market value of the swaps.

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at year end.

Entering into swap contracts involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. Swaps outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian.

As of April 30, 2023, the Fund did not hold swap contracts.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund’s in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, they will not be able to implement their investment strategy.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in purchased equity options and swaps for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

As of April 30, 2023, the Fund did not hold any collateral.

Expenses — Expenses of the Trust which can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Fund of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2023 (UNAUDITED)

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Cambiar Aggressive Value ETF retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the year ended April 30, 2023, the Fund retained fees of $–. Such fees are retained by the Fund for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Fund and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2023, the Fund incurred the following fees for these services: $12,408 for the Cambiar Aggressive Value ETF, respectively.

The Fund has adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Fund will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets are paid by Cambiar Investors, LLC (the “Adviser”).

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Fund under a transfer agency agreement.

The Fund earns cash management credits which are used to offset transfer agent expenses. During the period ended April 30, 2023, the Cambiar Aggressive Value ETF earned credits of $543, respectively, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund’s.

4. Investment Advisory Agreements:

Under the terms of the investment advisory agreement, the advisory fees for the Fund are as follows:

Advisory Fee
Cambiar Aggressive Value ETF	0.59%

Through March 1, 2024, the Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Fund’s average daily net assets, in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses, and shareholder servicing fees) of each Fund from exceeding 0.95%

Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the period ended April 30, 2023.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2023 (UNAUDITED)

At April 30, 2023, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period Waived	Subject to Repayment until October 31:	Cambiar Aggressive Value Fund
10/31/19-10/31/20	2023	$110,456
10/31/20-10/31/21	2024	117,801
10/31/21-10/31/22	2025	135,667

		$363,924

5. Investment Transactions:

For the period ended April 30, 2023, the Fund made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

	Purchases	Sales
Cambiar Aggressive Value ETF	$15,583,350	$16,937,703

There were no purchases or sales of long-term U.S. Government Securities of the Fund.

For the six months ended April 30, 2023, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain/Loss
Cambiar Aggressive Value ETF Fund	$231,052	$474,224	$—

6. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to investments in partnerships, reclassification of long term capital gain distributions on REITs, foreign currency translations and reclassifications of distributions. The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2022 is primarily related to deemed distribution due to shareholder redemptions.

The tax character of dividends and distributions declared during the last two fiscal years ended October 31, were as follows:

	Ordinary Income	Long -Term Capital Gain	Total
Cambiar Aggressive Value ETF Fund
2022	$173,024	$—	$173,024
2021	212,332	—	212,332

As of October 31, 2022, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Cambiar Aggressive Value ETF
Undistributed Ordinary Income	$291,728
Capital Loss Carryforwards	(18,435,089)
Net Unrealized Appreciation	4,159,478
Other Temporary Differences	6

Total Distributable Loss	$(13,983,877)

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2023 (UNAUDITED)

As of October 31, 2022, the Fund has capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total Post- Enactment Capital Loss Carryforwards
Cambiar Aggressive Value Fund	18,435,089	—	18,435,089

During the year ended October 31, 2022, the Fund did not utilize capital loss carryforwards, to offset capital gains.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation/(depreciation) difference is attributable primarily to wash sales and partnerships.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at April 30, 2023, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Cambiar Aggressive Value ETF	$39,529,660	$7,197,089	$(559,930)	$6,637,159

7. Concentrated Risks:

The Fund’s use of derivatives, including options and swaps, is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk, valuation risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate closely or at all with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund would like, which may result in the Fund accepting a lower price to sell a security, selling other securities to raise cash or giving up another investment opportunity, any of which could have a negative effect on the Fund’s management or performance. Counterparty risk is the risk that the counterparty to a derivative contract will default or otherwise fail to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause a Fund to lose more than the principal amount invested in a derivative instrument.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review the Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

8. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of April 30, 2023.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2023

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2022 to April 30, 2023).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar Aggressive Value ETF
Actual Fund Return	$1,000.00	$1,109.00	0.27%	$1.41
Hypothetical 5% Return	$1,000.00	$1,023.46	0.27%	$1.35

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

NOTES

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2023

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

On February 13, 2023, the Cambiar Aggressive Value Fund (the “Predecessor Fund”), a series of the Trust that operated as a mutual fund, reorganized into the Fund (the “Transaction”), a series of the Trust that operates as an exchange-traded fund (an “ETF”). In connection with the closing of the Transaction, the Predecessor Fund’s investment advisory agreement between the Trust, on behalf of the Predecessor Fund, and the Adviser (the “Prior Agreement”), terminated.

In anticipation of the Transaction, a Board meeting was held on August 16, 2022 to decide whether to approve the Agreement for an initial two-year term, to begin effective upon the closing of the Transaction. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Adviser’s brokerage practices and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and the Fund’s overall fees and operating expenses compared with a peer group of funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategies; and (x) the Adviser’s performance in managing the Predecessor Fund.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment approaches for the Fund. The Board considered the differentiated services that the Adviser would provide to the Fund related to the Fund’s operation as an ETF compared to the services that the Adviser provided to the Predecessor Fund. The response of the Adviser to a detailed series of questions was available to the Board, which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. However, The Board was provided with regular reports regarding the Predecessor Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Predecessor Fund’s administrator comparing the Predecessor Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Based

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2023

on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Predecessor Fund were sufficient. However, because the Fund was new and had not commenced operations, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The Cambiar Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-777-8227

Investment Adviser

Cambiar Investors, LLC

200 Columbine Street

Suite 800

Denver, CO 80206

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-SA-002-0100

(b)	Not applicable.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.   Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: July 7, 2023